Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) numberOfEmployees	Jun. 30, 2021 ZAR (R) numberOfEmployees
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	37,609	38,459
Salaries and wages and other benefits (excluding share-based payments) | R	R 15,485	R 14,079
Retirement benefit costs | R	1,125	929
Medical aid contributions | R	363	316
Total aggregated earnings | R	R 16,973	R 15,324
South African operations
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	35,989	36,860
International operations
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	1,620	1,599
Wafi-Golpu Joint Operation
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	56	59